Summary of Significant Accounting Policies (Q2) (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. Readers of these financial statements should refer to the audited consolidated financial statements of Phillips Edison & Company, Inc. for the year ended December 31, 2017, which are included in our 2017 Annual Report on Form 10-K. In the opinion of management, all normal and recurring adjustments necessary for the fair presentation of the unaudited consolidated financial statements for the periods presented have been included in these financial statements. Our results of operations for the three and six months ended June 30, 2018, are not necessarily indicative of the operating results expected for the full year.
The accompanying consolidated financial statements include our accounts and those of our majority-owned subsidiaries. All intercompany balances and transactions are eliminated upon consolidation.

Basis of Presentation and Principles of Consolidation—The accompanying consolidated financial statements include our accounts and the accounts of the Operating Partnership and its wholly-owned subsidiaries (over which we exercise financial and operating control). The financial statements of the Operating Partnership are prepared using accounting policies consistent with our accounting policies. All intercompany balances and transactions are eliminated upon consolidation.

Income Taxes
Income Taxes—Our consolidated financial statements include the operations of one wholly owned subsidiary that has jointly elected to be treated as a Taxable REIT Subsidiary (“TRS”) and is subject to U.S. federal, state, and local income taxes at regular corporate tax rates. As of June 30, 2018 and December 31, 2017, a full valuation allowance was recorded for the entire amount of the net deferred tax asset. During the three and six months ended June 30, 2018, there was no tax expense recorded due to the full valuation allowance and our having a net operating loss. We are continuing to evaluate the impact of the 2017 Tax Cuts and Jobs Act (“2017 Tax Act”) on the organization as a whole, but we do not expect there to be a material impact on our consolidated financial statements.

Income Taxes—We have elected to be taxed as a REIT under the IRC. To qualify as a REIT, we must meet a number of organization and operational requirements, including a requirement to annually distribute to our shareholders at least 90% of our REIT taxable income, determined without regard to the dividends paid deduction and excluding net capital gains. We intend to continue to adhere to these requirements and to maintain our REIT status. As a REIT, we are entitled to a deduction for some or all of the distributions we pay to our shareholders. Accordingly, we are generally subject to U.S. federal income taxes on any taxable income that is not currently distributed to our shareholders. If we fail to qualify as a REIT in any taxable year, we will be subject to U.S. federal income taxes and may not be able to qualify as a REIT until the fifth subsequent taxable year.
Notwithstanding our qualification as a REIT, we may be subject to certain state and local taxes on our income or properties. In addition, our consolidated financial statements include the operations of one wholly owned subsidiary that has jointly elected to be treated as a Taxable REIT Subsidiary (“TRS”) and is subject to U.S. federal, state and local income taxes at regular corporate tax rates. We did not record any tax expense in prior years as 2017 was the first year of existence for the TRS. As a REIT, we may also be subject to certain U.S. federal excise taxes if we engage in certain types of transactions. For more information regarding our income taxes, see Note 9.

Newly Adopted and Recently Issued Accounting Pronouncements
Newly Adopted and Recently Issued Accounting Pronouncements—The following table provides a brief description of newly adopted accounting pronouncements and their effect on our consolidated financial statements:

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting	This update clarifies guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting.	January 1, 2018	The adoption of this standard did not have a material impact on our consolidated financial statements. We will apply the guidance to any future modifications of share-based compensation awards.
ASU 2017-05, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20)	This update amends existing guidance in order to provide consistency in accounting for the derecognition of a nonfinancial asset.	January 1, 2018	We did not record any cumulative adjustment in connection with the adoption of the new pronouncement. We determined that these changes did not have any impact on our consolidated financial statements.
ASU 2017-04, Intangibles - Goodwill and Other: Simplifying the Test for Goodwill Impairment (Topic 350)
This update amends existing guidance in order to simplify impairment testing for goodwill. It is effective for annual reporting periods beginning after January 1, 2021, but early adoption is permitted.
		January 1, 2018	We elected to adopt this standard as of January 1, 2018. The adoption of this standard did not have any impact on our consolidated financial statements.
ASU 2016-15, Statement of Cash Flows (Topic 230); ASU 2016-18, Statement of Cash Flows (Topic 230)
These updates address the presentation of eight specific cash receipts and cash payments on the statement of cash flows, as well as clarify the classification and presentation of restricted cash on the statement of cash flows.
		January 1, 2018	We adopted these ASUs by applying a retrospective transition method which requires a restatement of our consolidated statement of cash flows for all periods presented.
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
This update outlines a comprehensive model for entities to use in accounting for revenue arising from contracts with customers. ASU 2014-09 states that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” While ASU 2014-09 specifically references contracts with customers, it also applies to certain other transactions such as the sale of real estate or equipment. Expanded quantitative and qualitative disclosures are also required for contracts subject to ASU 2014-09.
January 1, 2018
Our revenue-producing contracts are primarily leases that are not within the scope of this standard. As a result, the adoption of this standard did not have a material impact on our rental or reimbursement revenue. However, the standard does apply to a majority of our fees and management income. We have evaluated the impact of this standard on our fees and management income; it did not have a material impact on our revenue recognition, but we have provided additional disclosures around fees and management revenue. We adopted this guidance on a modified retrospective basis.

The following table provides a brief description of recent accounting pronouncements that could have a material effect on our consolidated financial statements:

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2018-07, Compensation - Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting
The amendments in this update expand the scope of Topic 718: Compensation—Stock Compensation to include share-based payment transactions for acquiring goods and services from non-employees, except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). This update is effective for public business entities for fiscal years beginning after December 15, 2018. Early adoption is permitted.
		January 1, 2019	We are currently evaluating the impact the adoption of this standard will have on our consolidated financial statements.
ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
The amendments in this update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for public entities in fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted after December 15, 2018.
	January 1, 2020	We are currently evaluating the impact the adoption of this standard will have on our consolidated financial statements.
ASU 2016-02, Leases (Topic 842);

ASU 2018-01, Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842;

ASU 2018-10, Codification Improvements to Topic 842, Leases; and

ASU 2018-11, Leases (Topic 842): Targeted Improvements

These updates amend existing guidance by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. Early adoption is permitted as of the original effective date.
January 1, 2019
We are currently evaluating the impact the adoption of these standards will have on our consolidated financial statements. We have identified areas within our accounting policies we believe could be impacted by the new standard. This standard impacts the lessor’s ability to capitalize certain costs related to leasing, which will result in a reduction in the amount of execution costs currently being capitalized in connection with leasing activities and an increase to our Property Operating expenses. The standard will also require new disclosures within the accompanying notes to the consolidated financial statements.

We expect to adopt the practical expedients available for implementation under the standard. By adopting these practical expedients, we will not be required to reassess (i) whether an expired or existing contract meets the definition of a lease; (ii) the lease classification at the adoption date for existing leases; and (iii) whether the costs previously capitalized as initial direct costs would continue to be amortized. This allows us to continue to account for our leases where we are the lessee as operating leases, however, any new or renewed leases may be classified as financing leases. We currently have fewer than 50 leases of this type.
We also expect to recognize right of use assets and lease liability on our consolidated balance sheets related to certain leases where we are the lessee.

In July 2018, the FASB issued an ASU related to ASC 842. The update allows lessors to use a practical expedient to account for non-lease components and related lease components as a single lease component instead of accounting for them separately, if certain conditions are met. We expect to utilize this practical expedient.

We will continue to evaluate the effect the adoption of these ASUs will have on our consolidated financial statements. However, we currently believe that the adoption will not have a material impact for operating leases where we are a lessor and will continue to record revenues from rental properties for our operating leases on a straight-line basis. We are still evaluating the impact for leases where we are the lessee.

Newly Adopted and Recently Issued Accounting Pronouncements—The following table provides a brief description of recently issued accounting pronouncements that could have a material effect on our financial statements:

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting	This update clarifies guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting.	January 1, 2018	We do not expect the adoption of this standard to have a material impact to our financial statements. We will apply the guidance to any future modifications of share-based compensation awards.
ASU 2017-05, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20)
This update amends existing guidance in order to provide consistency in accounting for the derecognition of a business or nonprofit activity. It is effective for annual reporting periods beginning after December 15, 2017, but early adoption is permitted.
January 1, 2018
We adopted this standard concurrently with ASU 2014-09, listed below. There are currently no transactions subject to this ASU. Although expected to be infrequent, potential transactions affected by this ASU could include a partial sale of real estate or contribution of a nonfinancial asset to form a joint venture.

ASU 2017-04, Intangibles - Goodwill and Other: Simplifying the Test for Goodwill Impairment (Topic 350)
This update amends existing guidance in order to simplify impairment testing for goodwill. It is effective for annual reporting periods beginning after January 1, 2021, but early adoption is permitted.
		January 1, 2018	We are electing to adopt this standard as of January 1, 2018. The adoption of this standard will not have a material impact on our consolidated financial statements.
ASU 2016-18, Statement of Cash Flows (Topic 230)
This update amends existing guidance in order to clarify the classification and presentation of restricted cash on the statement of cash flows. It is effective for annual reporting periods beginning after December 15, 2017, but early adoption is permitted.
January 1, 2018
Upon adoption, we will include amounts generally described as restricted cash within the beginning-of-period and end-of-period total amounts on the statement of cash flows. This change will not have a material impact on our consolidated financial statements.

ASU 2016-15, Statement of Cash Flows (Topic 230)
This update addresses the presentation of eight specific cash receipts and cash payments on the statement of cash flows. It is effective for annual reporting periods beginning after December 15, 2017, but early adoption is permitted.
January 1, 2018
We have evaluated the impact the adoption of this standard will have on our consolidated financial statements. Of the eight specific cash receipts and cash payments listed within this guidance, we believe four would be applicable to our business as it stands currently: debt prepayment or debt extinguishment costs, contingent consideration payments made after a business combination, proceeds from settlement of insurance claims, and distributions received from equity method investees. This update will not have a material impact on our consolidated financial statements. We will apply the guidance for all of the eight cash flow types to any future transactions when applicable.

ASU 2016-02, Leases (Topic 842)
This update amends existing guidance by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. This update is effective for annual reporting periods beginning after December 15, 2018, but early adoption is permitted.
January 1, 2019
We are currently evaluating the impact the adoption of this standard will have on our consolidated financial statements. We have identified areas within our accounting policies we believe could be impacted by the new standard. This standard impacts the lessor’s ability to capitalize certain costs related to leasing, which will result in a reduction in the amount of execution costs currently being capitalized in connection with leasing activities. In January 2018, the FASB issued a proposed ASU related to ASC 842. The update would allow lessors to use a practical expedient to account for non-lease components and related lease components as a single lease component instead of accounting for them separately, if certain conditions are met. This proposal is currently under consideration by regulators. We also expect to recognize right of use assets on our consolidated balance sheets related to certain ground leases, office space, and office equipment leases where we are the lessee. We will continue to evaluate the effect the adoption of ASU 2016-02 will have on our consolidated financial statements. However, we currently believe that the adoption of ASU 2016-02 will not have a material impact on our consolidated financial statements.

ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
This update outlines a comprehensive model for entities to use in accounting for revenue arising from contracts with customers. ASU 2014-09 states that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” While ASU 2014-09 specifically references contracts with customers, it also applies to certain other transactions such as the sale of real estate or equipment. Expanded quantitative and qualitative disclosures are also required for contracts subject to ASU 2014-09. In 2015, the FASB provided for a one-year deferral of the effective date for ASU 2014-09, making it effective for annual reporting periods beginning after December 15, 2017.
January 1, 2018
Our revenue-producing contracts are primarily leases that are not within the scope of this standard. As a result, we do not expect the adoption of this standard to have a material impact on our rental or reimbursement revenue. However, the standard will apply to a majority of our fees and management income. We have evaluated the impact of this standard to fees and management income and do not expect a material impact on our revenue recognition, but we do expect to provide additional disclosures around fees and management revenue. We are adopting this guidance on a modified retrospective basis.

The following table provides a brief description of newly adopted accounting pronouncements and their effect on our financial statements:

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2017-12, Derivatives and Hedging (Topic 815)	This update amended existing guidance in order to better align a company’s financial reporting for hedging activities with the economic objectives of those activities.	September 2017
Upon adoption, we included a disclosure related to the effect of our hedging activities on our consolidated statements of operations. This disclosure also eliminated the periodic measurement and recognition of hedging ineffectiveness. We adopted this guidance on a modified retrospective basis and applied an adjustment to Accumulated Other Comprehensive Income with a corresponding adjustment to the opening balance of Accumulated Deficit as of the beginning of 2017. For a more detailed discussion of this adoption, see Note 8.

ASU 2017-01, Business Combinations (Topic 805)	This update amended existing guidance in order to clarify when an integrated set of assets and activities is considered a business.	January 1, 2017	For a more detailed discussion of the effect of this adoption on our consolidated financial statements, refer to the Investment in Property and Lease Intangibles section above.

Reclassifications
Reclassifications—The following line items on our consolidated statement of operations and comprehensive income for the three and six months ended June 30,2017, were reclassified:

•	Unrealized Gain (Loss) on Derivatives and Reclassification of Derivative Loss to Interest Expense were combined to Change in Unrealized Gain on Interest Rate Swaps.

•	Acquisition Expenses were combined to General and Administrative.